Share capital	12 Months Ended
Dec. 31, 2021
Share capital
Share capital

Note 24 - Share capital

   Accounting policies

Consideration paid for the acquisition of treasury shares transactions is recognized directly in equity with- in treasury shares reserve. Capital reductions through cancellation of treasury shares reduce the share capital by an amount equal to the original cost price of the shares. Dividend payments are recognized as a deduction of equity and a corresponding liability when declared.

No, of shares (thousand)	2021	2020
January 1	39,800	36,055
Increase due to issue of new shares	3,834	3,745
December 31	43,634	39,800

The share capital solely consists of one class of ordinary shares all issued of DKK 1 each and all shares rank equally. The shares are negotiable instruments with no restrictions on their transferability. All shares have been fully paid. At the annual general meeting on April 2, 2020 Zealand was authorized to increase the nominal share capital by nominally DKK 9,013,665 during the period until April 2, 2025. At December 31, 2021 nominally DKK 1,986,547 of the authorization remains.

On February 1, 2021 a total of 3,600,841 new shares have been subscribed through a private and direct shares issue with a net proceeds of DKK 745.4 million. In the period 19 March, 2021 to 10 December, 2021, a total of 233.595 new shares have been issued due to exercise of warrant programs with a net proceeds of DKK 26.1 million. The expenses related to share issues amounts to DKK 46.9 million.

On June 22, 2020 a total of 2,684,461 new shares have been subscribed through a private and direct shares issue with a net proceeds pf DKK 655.0 million. On March 26, a total of 741,816 new shares have been subscribed through a private share issue to US based investors with a net proceeds of DKK 136.5 million. The cost of share issues amounts to DKK 42.7 million. Expenses directly related to capital increases are recognized in equity.

At December 31, 2021,there were 418,247 treasury shares (2020: 64,223), equivalent to 1.0% (2020: 0.2%)of the share capital and corresponding to a market value of DKK 60.7 million (2020: DKK 14.1 million). The treasury shares are allocated to performance shares units (PSUs) and restricted stock units (RSUs).

Rules on changing the Articles of Association

All resolutions put to the vote of shareholders at general meetings are subject to adoption by a simple majority of votes, unless the Danish Companies Act 'Selskabsloven' or our Articles of Association pre- scribe other requirements.